Tax matters - Components of current and deferred tax expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Tax matters
Current income tax charge	$ 144,246	$ 5,284	$ 4,307
Adjustments in current income tax in respect of prior period years	(5,681)		901
Total	138,565	5,284	5,208
Origination and reversal of temporary differences	15,032	(9,954)	(20,961)
Impact of tax rate changes	460
Write-down of deferred tax assets	(1,448)		37,660
Adjustments in deferred tax in respect of prior years	(4,626)	108	32
Total	9,418	(9,846)	16,731
Income tax expense (benefit)	$ 147,983	$ (4,562)	$ 21,939